Aristotle Pacific EXclusive Fund Series H
Schedule of Investments
June 30, 2025 (Unaudited)

BANK LOANS - 55.4%	Par	Value
Consumer Discretionary - 16.0%
Caesars Entertainment, Inc., First Lien, 6.58% (1 mo. Term SOFR + 3.25%), 02/06/2030	200,000	$200,150
Chariot Buyer LLC, First Lien, 7.68% (1 mo. Term SOFR + 3.25%), 11/03/2028	200,000	200,568
Six Flags Entertainment Corp., First Lien, 6.32% (1 mo. Term SOFR + 2.00%), 05/01/2031	200,000	200,425
Wand NewCo 3, Inc., First Lien, 6.83% (1 mo. Term SOFR + 2.50%), 01/30/2031	200,000	199,338
		800,481

Financials - 11.4%
Avolon TLB Borrower 1 US LLC, First Lien, 6.07% (1 mo. Term SOFR + 1.75%), 06/24/2030	200,000	200,370
CoreLogic, Inc., First Lien, 7.94% (1 mo. Term SOFR + 3.50%), 06/02/2028	200,000	198,219
HUB International Ltd., First Lien, 6.79% (3 mo. Term SOFR + 2.50%), 06/20/2030	171,215	171,920
		570,509

Health Care - 4.0%
Medline Borrower LP, First Lien, 6.58% (1 mo. Term SOFR + 2.25%), 10/23/2028	200,000	200,455

Industrials - 12.0%
Indicor LLC, First Lien, 7.05% (3 mo. Term SOFR + 2.75%), 11/23/2029	200,000	199,850
TK Elevator US Newco, Inc., First Lien, 7.24% (1 mo. Term SOFR + 3.00%), 04/30/2030	200,000	200,750
TransDigm, Inc., First Lien, 6.80% (3 mo. Term SOFR + 2.50%), 02/28/2031	200,000	200,581
		601,181

Materials - 4.0%
Quikrete Holdings, Inc., First Lien, 6.58% (1 mo. Term SOFR + 2.25%), 04/14/2031	200,000	199,875

Technology - 8.0%
Epicor Software Corp., First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	200,000	200,734
UKG, Inc., First Lien, 7.31% (1 mo. Term SOFR + 3.00%), 02/10/2031	200,000	200,981
		401,715
TOTAL BANK LOANS (Cost $2,768,758)		2,774,216

CORPORATE BONDS - 9.1%	Par	Value
Consumer Discretionary - 2.8%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029 (a)	100,000	95,329
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	50,000	48,124
		143,453

Consumer Staples - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.25%, 03/15/2033 (a)	50,000	51,589

Energy - 1.1%
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	50,000	54,030

Industrials - 2.1%
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)	100,000	104,185

Materials - 1.1%
Sealed Air Corp., 6.88%, 07/15/2033 (a)	50,000	54,014

Technology - 1.0%
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	50,000	50,583
TOTAL CORPORATE BONDS (Cost $454,291)		457,854

TOTAL INVESTMENTS - 64.5% (Cost $3,223,049)		3,232,070
Money Market Deposit Account - 90.6% (b)		4,538,028
Liabilities in Excess of Other Assets - (55.1)%		(2,761,077)
TOTAL NET ASSETS - 100.0%		$5,009,021
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $457,854 or 9.1% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.